SIGNIFICANT ACCOUNTING POLICIES - MORTGAGES REAL ESTATE (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Loan-to-Value Ratio for Allowance to be Recommended	100.00%
Debt Service Coverage Ratio Threshold	1.0
Minimum
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Lease Expiration Period	12 months
Mortgage Loan Maturity Period for Monitoring	12 months
Maximum
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Lease Expiration Period	36 months
Mortgage Loan Maturity Period for Monitoring	24 months
Commercial Mortgages
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Number of Days Past Due for Impairment Evaluation	60 days
Agricultural Mortgages
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Number of Days Past Due for Impairment Evaluation	90 days
Commercial Real Estate Portfolio Segment
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Recorded Investment, Nonaccrual Status	$ 34	$ 72